Property, plant and equipment (Details) (EUR €)	12 Months Ended																							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Variable Interest Entity [Member]	Dec. 31, 2011 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member] Shareholder	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2011 Research and Development Expense [Member]	Dec. 31, 2010 Research and Development Expense [Member]	Dec. 31, 2012 Selling General and Administrative Expenses [Member]	Dec. 31, 2011 Selling General and Administrative Expenses [Member]	Dec. 31, 2010 Selling General and Administrative Expenses [Member]	Dec. 31, 2012 Cost of Sales [Member]	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2011 Machinery and Equipment Furniture Fixtures and Other Equipment [Member]	Dec. 31, 2012 Land, buildings and constructions [Member]	Dec. 31, 2011 Land, buildings and constructions [Member]	Dec. 31, 2010 Land, buildings and constructions [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2011 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Leasehold improvements [Member]	Dec. 31, 2012 Furniture fixtures and other equipment [Member]	Dec. 31, 2011 Furniture fixtures and other equipment [Member]
Cost
Beginning Balance	€ 2,057,803,000	€ 1,637,987,000															€ 742,141,000	€ 526,855,000		€ 764,023,000	€ 609,253,000			€ 206,660,000	€ 185,635,000	€ 344,979,000	€ 316,244,000
Additions	386,295,000	619,103,000															106,234,000	213,513,000		248,429,000	355,358,000			8,883,000	20,918,000	22,749,000	29,314,000
Disposals	(348,563,000)	(214,121,000)															(347,000)			(317,022,000)	(212,286,000)			(300,000)	(216,000)	(30,894,000)	(1,619,000)
Effect of changes in exchange rates	(6,116,000)	14,834,000															(995,000)	1,773,000		(4,671,000)	11,698,000			(391,000)	323,000	(59,000)	1,040,000
Ending Balance	2,089,419,000	2,057,803,000	1,637,987,000														847,033,000	742,141,000	526,855,000	690,759,000	764,023,000			214,852,000	206,660,000	336,775,000	344,979,000
Accumulated depreciation and impairment
Beginning Balance	1,004,193,000	892,656,000															155,877,000	127,509,000		401,800,000	358,026,000			145,775,000	129,741,000	300,741,000	277,380,000
Depreciation	179,253,000	158,033,000	144,600,000				15,300,000	24,900,000	16,700,000	16,300,000	15,400,000	19,200,000	147,700,000	117,700,000	108,700,000		31,598,000	27,362,000		110,571,000	99,968,000			13,416,000	13,128,000	23,668,000	17,575,000
Impairment charges	3,234,000	12,272,000	8,600,000				500,000	3,500,000	700,000	1,700,000	2,600,000	600,000	1,000,000	6,200,000	7,300,000	9,500,000	649,000		6,700,000	906,000	3,508,000				2,789,000	1,679,000	5,975,000
Disposals	(123,375,000)	(65,446,000)															(347,000)			(92,205,000)	(64,417,000)			(248,000)	(41,000)	(30,575,000)	(988,000)
Effect of changes in exchange rates	(3,809,000)	6,678,000															(505,000)	1,006,000		(3,090,000)	4,715,000			(165,000)	158,000	(49,000)	799,000
Ending Balance	1,059,496,000	1,004,193,000	892,656,000														187,272,000	155,877,000	127,509,000	417,982,000	401,800,000			158,778,000	145,775,000	295,464,000	300,741,000
Carrying amount
Carrying amount	1,029,923,000	1,053,610,000															659,761,000	586,264,000		272,777,000	362,223,000	82,200,000	201,400,000	56,074,000	60,885,000	41,311,000	44,238,000
Property, plant and equipment (Textual) [Abstract]
Assets under construction in carrying amount																	5,500,000	165,000,000		21,800,000	16,600,000			1,000,000	1,300,000	9,300,000	8,000,000
Land	60,700,000	51,100,000
Additions related to non-cash transfers from inventory	204,800,000	300,500,000	214,100,000
Other non cash movements	9,600,000	17,700,000
Disposal related to non-cash transfers to inventory	222,900,000	145,300,000	110,400,000
Impairment charges	3,234,000	12,272,000	8,600,000				500,000	3,500,000	700,000	1,700,000	2,600,000	600,000	1,000,000	6,200,000	7,300,000	9,500,000	649,000		6,700,000	906,000	3,508,000				2,789,000	1,679,000	5,975,000
Depreciation	179,253,000	158,033,000	144,600,000				15,300,000	24,900,000	16,700,000	16,300,000	15,400,000	19,200,000	147,700,000	117,700,000	108,700,000		31,598,000	27,362,000		110,571,000	99,968,000			13,416,000	13,128,000	23,668,000	17,575,000
Estimated fair value of assets, value used to determine amount of impairment charge	100,000															1,900,000			400,000							100,000
Carrying amount	1,029,923,000	1,053,610,000															659,761,000	586,264,000		272,777,000	362,223,000	82,200,000	201,400,000	56,074,000	60,885,000	41,311,000	44,238,000
Lease period of property relating to the variable interest entity						15 years
Lessor's shareholders equity relating to the variable interest entity						1,900,000
Loans per shareholder relating to the variable interest entity						11,600,000
Loan from bank relating to the variable interest entity						12,300,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity						5,400,000
Exercise price of purchase option relating to the variable interest entity at end of lease						24,500,000
Expiration date of purchase option relating to the variable interest entity						2018
Total assets of the lessor relating to the variable interest entity at inception of the lease						54.5
Use of buildings relating to the variable interest entity						15 years
VIE carrying amount				32.4	33.8
Number of shareholders that have granted a loan relating to the variable interest entity						3
Total amount of granted loan relating to the variable interest entity						€ 47,100,000